CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Provision for doubtful accounts	¥ 250,696	¥ 188,725
Quality assurance receivable, net of credit loss allowance	239,506	223,514
Provision for loan losses	427,873	382,012
Payable to platform customers	81,150	103,453
Deferred guarantee income	1,089,503	1,259,396
Expected credit losses	3,188,561	2,390,501
Payroll and welfare payable	252,918	220,989
Taxes payable	200,648	154,398
Funds payable to investors of consolidated trusts	1,795,640	1,661,841
Contract liabilities	8,436	3,447
Amounts due to related parties	2,265	1,984
Leasing liabilities	33,356	43,296
Deferred tax liabilities	137,632	103,548
Accrued expenses and other liabilities	¥ 638,832	¥ 509,002
Ordinary stock, authorized | shares	4,266,159,600
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	116,279,765	144,906,570
Consolidated VIEs' principal subsidiaries [Member]
Payable to platform customers	¥ 81,150	¥ 103,453
Deferred guarantee income	1,089,503	1,259,396
Expected credit losses	3,188,561	2,390,501
Payroll and welfare payable	146,697	132,955
Taxes payable	57,237	53,552
Funds payable to investors of consolidated trusts	1,795,640	1,661,841
Contract liabilities	6,826	0
Amounts due to related parties	2,265	1,984
Leasing liabilities	33,184	42,775
Deferred tax liabilities	45,656	67,217
Accrued expenses and other liabilities	598,570	472,446
VIE's subsidiaries [Member]
Payable to platform customers	81,150	103,453
Deferred guarantee income	1,089,503	1,259,396
Expected credit losses	3,188,561	2,390,501
Payroll and welfare payable	146,697	132,955
Taxes payable	57,237	53,552
Funds payable to investors of consolidated trusts	1,795,640	1,661,841
Contract liabilities	6,826	0
Amounts due to related parties	2,265	1,984
Leasing liabilities	33,184	42,775
Deferred tax liabilities	45,656	67,217
Accrued expenses and other liabilities	¥ 598,570	¥ 472,446
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	970,871,169	969,071,169
Ordinary Stock, shares outstanding | shares	854,591,404	824,164,599
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	579,200,000	581,000,000
Ordinary Stock, shares outstanding | shares	579,200,000	581,000,000
Consolidated Trust [Member]
Payable to platform customers	¥ 81,150	¥ 103,453
Deferred guarantee income	1,089,503	1,259,396
Expected credit losses	3,188,561	2,390,501
Payroll and welfare payable	146,697	132,955
Taxes payable	57,237	53,552
Funds payable to investors of consolidated trusts	1,795,640	1,661,841
Contract liabilities	6,826	0
Amounts due to related parties	2,265	1,984
Leasing liabilities	33,184	42,775
Deferred tax liabilities	45,656	67,217
Accrued expenses and other liabilities	¥ 598,570	¥ 472,446